Average Annual Total Returns{- Fidelity® Growth Company Fund} - 11.30 Fidelity Growth Company Fund - Retail PRO-06 - Fidelity® Growth Company Fund	Fidelity Growth Company Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Growth Company Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Growth Company Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Growth Company Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Growth Company Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Growth Company Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Growth Company Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Growth Company Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Growth Company Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS007 Past 1 year	RS007 Past 5 years	RS007 Past 10 years
Total	67.51%	26.27%	20.59%	64.26%	24.57%	19.26%	42.28%	21.24%	17.26%	38.26%	20.67%	16.93%